Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

The following pay versus performance table and summary compensation table sets forth information regarding compensation during the last three years for our Principal Executive Officer and our Principal Financial Officer.

PAY VERSUS PERFORMANCE (PVP) TABLE

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officer	Average Compensation Actually Paid to Non-PEO Named Executive Officer	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Net Income (in thousands)
2024	$478,713	$478,713	$345,961	$345,961	$13.86	$1,861
2023	470,519	472,105	334,716	336,634	25.00	2,194
2022	413,431	410,691	287,649	284,336	(13.37)	1,957

Named Executive Officers, Footnote	In all the years noted in the table, Jeremiah R. Young was our Chief Executive Officer, and our other Named Executive Officer was Gerald S. Blaskie.
PEO Total Compensation Amount	$ 478,713	$ 470,519	$ 413,431
PEO Actually Paid Compensation Amount	$ 478,713	472,105	410,691
Adjustment To PEO Compensation, Footnote

SUMMARY COMPENSATION TABLE

Name and principal position	Year	Salary	Bonus	Stock awards	Option awards	Non-equity incentive plan compensation	All other compensation (a)	Total
PEO Jeremiah R. Young	2024	$284,711	$0	$14,281	$0	$136,523 (c)	$43,198	$478,713
	2023	262,019	0	13,123	0	154,719 (f)	40,658	470,519
	2022	258,154	0	8,125	0	139,696 (e)	7,456	413,431
PFO Gerald S. Blaskie	2024	224,423	0	11,251	0	72,118 (b)	38,169	345,961
	2023	209,616	0	10,501	0	79,659 (g)	34,940	334,716
	2022	202,525	0	6,500	0	72,652 (d)	5,972	287,649

a-	Company contribution under the SCI Engineered Materials, Inc. 401(k) & Profit-Sharing Plan.
b-	$66,905 deferred under our incentive compensation plan; paid in 2025.
c-	$131,810 deferred under our incentive compensation plan; paid in 2025.
d-	$69,507 deferred under our incentive compensation plan; paid in 2023.
e-	$137,015 deferred under our incentive compensation plan; paid in 2023.
f-	$150,388 deferred under our incentive compensation plan; paid in 2024.
g-	$75,194 deferred under our incentive compensation plan; paid in 2024.

Non-PEO NEO Average Total Compensation Amount	$ 345,961	334,716	287,649
Non-PEO NEO Average Compensation Actually Paid Amount	$ 345,961	336,634	284,336
Adjustment to Non-PEO NEO Compensation Footnote

SUMMARY COMPENSATION TABLE

Name and principal position	Year	Salary	Bonus	Stock awards	Option awards	Non-equity incentive plan compensation	All other compensation (a)	Total
PEO Jeremiah R. Young	2024	$284,711	$0	$14,281	$0	$136,523 (c)	$43,198	$478,713
	2023	262,019	0	13,123	0	154,719 (f)	40,658	470,519
	2022	258,154	0	8,125	0	139,696 (e)	7,456	413,431
PFO Gerald S. Blaskie	2024	224,423	0	11,251	0	72,118 (b)	38,169	345,961
	2023	209,616	0	10,501	0	79,659 (g)	34,940	334,716
	2022	202,525	0	6,500	0	72,652 (d)	5,972	287,649

a-	Company contribution under the SCI Engineered Materials, Inc. 401(k) & Profit-Sharing Plan.
b-	$66,905 deferred under our incentive compensation plan; paid in 2025.
c-	$131,810 deferred under our incentive compensation plan; paid in 2025.
d-	$69,507 deferred under our incentive compensation plan; paid in 2023.
e-	$137,015 deferred under our incentive compensation plan; paid in 2023.
f-	$150,388 deferred under our incentive compensation plan; paid in 2024.
g-	$75,194 deferred under our incentive compensation plan; paid in 2024.

Total Shareholder Return Amount	$ 13.86	25.00	(13.37)
Net Income (Loss)	$ 1,861,000	$ 2,194,000	$ 1,957,000
PEO Name	Jeremiah R. Young	Jeremiah R. Young	Jeremiah R. Young
Jeremiah R. Young [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Incentive Compensation Plan	$ 131,810	$ 150,388	$ 137,015
Jeremiah R. Young [Member] | PEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	284,711	262,019	258,154
Jeremiah R. Young [Member] | PEO [Member] | Bonus [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeremiah R. Young [Member] | PEO [Member] | Stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,281	13,123	8,125
Jeremiah R. Young [Member] | PEO [Member] | Option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeremiah R. Young [Member] | PEO [Member] | Non-equity incentive plan compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	136,523	154,719	139,696
Jeremiah R. Young [Member] | PEO [Member] | All other compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,198	40,658	7,456
Gerald S. Blaskie [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Incentive Compensation Plan	66,905	75,194	69,507
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	224,423	209,616	202,525
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Bonus [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,251	10,501	6,500
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | Non-equity incentive plan compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,118	79,659	72,652
Gerald S. Blaskie [Member] | Non-PEO NEO [Member] | All other compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 38,169	$ 34,940	$ 5,972